Marketable Securities and Derivatives (Tables)	12 Months Ended
Jun. 30, 2021
Financial instruments [Abstract]
Marketable Securities
As at June 30, 2021, the Company held the following marketable securities:

Financial asset hierarchy level	Level 1	Level 1	Level 1	Level 3	Level 1	Level 1	Level 1	Level 1	Level 3
Marketable securities designated at FVTOCI	Micron	Cann Group	Radient	Capcium	TGOD	Choom	High Tide	EnWave	Other immaterial investments	Total
		Note 6(a)	Note 6(b)	Note 6(d)	Note 6(e)	Note 6(f)	Note 6(h)	Note 6(j)
	$	$	$	$	$	$	$	$	$	$
Balance, June 30, 2019	1,148	—	30,866	—	93,132	4,388	95	12,619	1,000	143,248
Disposals	(191)	—	—	—	(86,465)	—	—	(4,138)	—	(90,794)
Transfer to investment in associates	—	—	—	—	—	(1,775)	—	—	—	(1,775)
Loss on changes in fair value	(957)	—	(24,845)	—	(6,667)	(2,613)	(50)	(8,481)	—	(43,613)
Balance, June 30, 2020	—	—	6,021	—	—	—	45	—	1,000	7,066
Additions (Disposals)	—	(6,013)	—	1,851	—	—	1,284	—	(61)	(2,939)
Transfer from investment in associates	—	15,525	—	—	—	789	—	—	—	16,314
Loss on changes in fair value	—	(9,512)	(3,011)	(1,851)	—	(48)	(1,329)	—	(939)	(16,690)
Balance, June 30, 2021	—	—	3,010	—	—	741	—	—	—	3,751

Loss on marketable securities
Year ended June 30, 2020
OCI unrealized loss	(957)	—	(24,845)	—	(6,667)	(2,613)	(50)	(2,619)	—	(37,751)
OCI realized loss	—	—	—	—	—	—	—	(5,862)	—	(5,862)

Year ended June 30, 2021
OCI unrealized loss	—	—	(3,011)	(1,851)	—	(48)	(55)	—	(939)	(5,904)
OCI realized loss	—	(9,512)	—	—	—	—	(1,274)	—	—	(10,786)

Derivative Instruments
As of June 30, 2021, the Company held the following derivative investments:

Financial asset hierarchy level	Level 3	Level 2	Level 2	Level 3	Level 2	Level 2	Level 3	Level 3
Derivatives and convertible debentures at FVTPL	Capcium	TGOD	Choom	Investee-B	High Tide	ACI	Investee-C	Other immaterial investments	Total
	Note 6(d)	Note 6(e)	Note 6(f)	Note 6(g)	Note 6(h)	Note 6(i)	Note 6(k)
	$	$	$	$	$	$	$	$	$
Balance, June 30, 2019	7,518	24,162	19,369	14,316	10,241	10,083	—	720	86,409
Additions (Disposals)	—	—	—	—	2,000	—	—	(49)	1,951
Unrealized gain (loss) on changes in fair value	(7,518)	(23,030)	1,130	1,465	419	(6,905)	—	(660)	(35,099)
Foreign exchange gain	—	—	—	321	—	—	—	—	321
Balance, June 30, 2020	—	1,132	20,499	16,102	12,660	3,178	—	11	53,582
Additions (Disposals)	—	—	—	—	(9,042)	—	2,500	—	(6,542)
Repayment	—	—	—	—	(416)	—	—	—	(416)
Unrealized gain (loss) on changes in fair value	—	(1,132)	(2,348)	(367)	15,463	2,483	12	(11)	14,100
Foreign exchange loss	—	—	—	(1,342)	—	—	—	—	(1,342)
Balance, June 30, 2021	—	—	18,151	14,393	18,665	5,661	2,512	—	59,382

Unrealized gain (loss) on derivatives (Note 22)
Year ended June 30, 2020
Foreign exchange gain	—	—	—	321	—	—	—	—	321
Inception gains amortized	—	—	—	—	—	—	—	709	709
Unrealized gain (loss) on changes in fair value	(7,518)	(23,030)	1,130	1,465	419	(6,905)	—	(660)	(35,099)
	(7,518)	(23,030)	1,130	1,786	419	(6,905)	—	49	(34,069)

Year ended June 30, 2021
Foreign exchange loss	—	—	—	(1,342)	—	—	—	—	(1,342)
Unrealized gain (loss) on changes in fair value	—	(1,132)	(2,348)	(367)	15,463	2,483	12	(11)	14,100
	—	(1,132)	(2,348)	(1,709)	15,463	2,483	12	(11)	12,758